Net Income Per Limited Partner Unit (Schedule of Distributions by Partner Class) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income Per Share [Line Items]
Potentially dilutive securities										0	0
Net income attributable to MPLX LP		$ 18	$ 41	$ 51	$ 46	$ 29	$ 30	$ 28	$ 34	$ 156	$ 121	$ 78
Less: distribution declared										(315)	(112)	(88)
Undistributed net (loss) income attributable to MPLX LP										(159)	9	(10)
Limited Partners Common Units [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP										97	58	39
Less: distribution declared	[2]									(224)	(54)	(43)
MPC [Member]
Net Income Per Share [Line Items]
Less: distribution declared		$ (29)	$ (27)	$ (25)	$ (23)	$ (21)	$ (19)	$ (19)	$ (18)
MPC [Member] | General Partner [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP										57	8	2
Less: distribution declared	[2]									(60)	(6)	(2)
MPC [Member] | Limited Partners Subordinated Units [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP										2	55	37
Less: distribution declared	[2]									$ (31)	$ (52)	$ (43)

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(1) See Note 8 for information regarding the distribution.